NATIXIS FUNDS

LOOMIS SAYLES FUNDS

NATIXIS ETFs

Supplement dated December 28, 2017 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2017, the Natixis Funds Statements of Additional Information, dated February 28, 2017, March 31, 2017 and May 1, 2017, and the Natixis ETFs Statements of Additional Information, dated May 1, 2017 and December 26, 2017, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Loomis Sayles Small Cap Growth Fund
ASG Dynamic Allocation Fund	Loomis Sayles Small/Mid Cap Growth Fund
ASG Global Alternatives Fund	Loomis Sayles Small Cap Value Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Strategic Income Fund
Gateway Fund	Loomis Sayles Value Fund
Gateway Equity Call Premium Fund	McDonnell Intermediate Municipal Bond Fund
Loomis Sayles Bond Fund	Mirova Global Green Bond Fund
Loomis Sayles Core Disciplined Alpha Bond Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Dividend Income Fund	Natixis Oakmark Fund
Loomis Sayles Fixed Income Fund	Natixis Oakmark International Fund
Loomis Sayles Global Bond Fund	Natixis Seeyond International Minimum Volatility ETF
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2015 Fund
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2020 Fund
Loomis Sayles Growth Fund	Natixis Sustainable Future 2025 Fund
Loomis Sayles High Income Fund	Natixis Sustainable Future 2030 Fund
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2035 Fund
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2040 Fund
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2045 Fund
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2050 Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2055 Fund
Loomis Sayles Investment Grade Fixed Income Fund	Natixis Sustainable Future 2060 Fund
Loomis Sayles Limited Term Government and Agency Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Securitized Asset Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Value Opportunity Fund

Effective January 1, 2018, Sandra O. Moose has retired from the Board of Trustees. Accordingly, effective January 1, 2018, all references to Ms. Moose and corresponding disclosure related to Ms. Moose are hereby removed from the Statements of Additional Information.

Effective January 1, 2018, Martin T. Meehan has resigned from the Contract Review Committee and has been appointed to the Audit Committee and Edmond J. English has been appointed to the Governance Committee.

Accordingly, effective January 1, 2018, the list of the members of the Audit Committee, Contract Review Committee and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” in the Statements of Additional Information is hereby replaced with the following:

Audit Committee	Contract Review Committee	Governance Committee
Erik R. Sirri – Chairperson	Peter J. Smail – Chairperson	Cynthia L. Walker – Chairperson
Edmond J. English	Wendell J. Knox	Edmond J. English
Richard A. Goglia	Maureen B. Mitchell	Wendell J. Knox
Martin T. Meehan	James P. Palermo	Peter J. Smail
Cynthia L. Walker

As Chairperson of the Board, Mr. Drucker is an ex officio member of each Committee.

Effective January 1, 2018, the second paragraph in the sub-section “Trustee Fees” within the section “Management of the Trust(s)” in the Statements of Additional Information is hereby replaced with the following:

The Chairperson of the Board receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board meetings or committee meetings that he attends. Each Trustee who is not an employee, officer or director of Natixis Advisors, the Distributor or their affiliates (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Trustee who is not an employee, officer or director of Natixis Advisors, the Distributor or their affiliates also receives a meeting attendance fee of $10,000 for each meeting of the Board that he or she attends in person and $5,000 for each meeting of the Board that he or she attends telephonically. In addition, the Chairperson of the Audit Committee and the Chairperson of the Contract Review Committee each receive an additional retainer fee at an annual rate of $20,000. The Chairperson of the Governance Committee receives an additional retainer fee at an annual rate of $12,000. Each Contract Review Committee and Audit Committee member is compensated $6,000 for each committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, Gateway Trust and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

AEW Real Estate Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
ASG Dynamic Allocation Fund	Loomis Sayles Small Cap Growth Fund
ASG Global Alternatives Fund	Loomis Sayles Small/Mid Cap Growth Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Small Cap Value Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Strategic Alpha Fund
Gateway Fund	Loomis Sayles Strategic Income Fund
Gateway Equity Call Premium Fund	Loomis Sayles Value Fund
Loomis Sayles Bond Fund	McDonnell Intermediate Municipal Bond Fund
Loomis Sayles Core Disciplined Alpha Bond Fund	Mirova Global Green Bond Fund
Loomis Sayles Core Plus Bond Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Dividend Income Fund	Natixis Oakmark Fund
Loomis Sayles Fixed Income Fund	Natixis Oakmark International Fund
Loomis Sayles Global Bond Fund	Natixis Sustainable Future 2015 Fund
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2020 Fund
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2025 Fund
Loomis Sayles Growth Fund	Natixis Sustainable Future 2030 Fund
Loomis Sayles High Income Fund	Natixis Sustainable Future 2035 Fund
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2040 Fund
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2045 Fund
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2050 Fund
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2055 Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2060 Fund
Loomis Sayles Investment Grade Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Limited Term Government and Agency Fund	Vaughan Nelson Select Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Securitized Asset Fund	Vaughan Nelson Value Opportunity Fund

Effective January 1, 2018, Boston Financial Data Services, Inc. is changing its name to DST Asset Manager Solutions, Inc. Accordingly, effective January 1, 2018, all references to Boston Financial Data Services, Inc. in the Statements of Additional Information are hereby replaced with DST Asset Manager Solutions, Inc.

LOOMIS SAYLES GLOBAL BOND FUND

Effective January 1, 2018, the following paragraphs are added to the end of the sub-section “Foreign Securities,” within the section “Type of Securities” in the Statement of Additional Information:

Investing through Bond Connect

In addition to the risks described under “Emerging Markets”, there are risks associated with a Fund’s investment in Chinese government bonds and other mainland China-based debt instruments traded on the China Interbank Bond Market through the Bond Connect program, or on such other trading platforms in China which participate in Bond Connect from time to time or in the future. Trading through Bond Connect is subject to a number of restrictions that may affect a Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to a Fund. Furthermore, securities purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit (“CMU”) maintained with a China-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). A Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entry with CSDCC or

SCH and will instead only be reflected on the books of its Hong Kong sub-custodian. Therefore, a Fund’s ability to enforce rights as a bondholder may depend on CMU’s ability or willingness as record-holder of Bond Connect securities to enforce a Fund’s rights as a bondholder. Additionally, the omnibus manner in which the securities are held could expose a Fund to the credit risk of its Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

A primary feature of Bond Connect is the application of the home market’s laws and rules applicable to investors in Chinese fixed-income instruments. Therefore, a Fund’s investments via Bond Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. A Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Bond Connect. Bond Connect is only available on days when markets in both China and Hong Kong are open, which may limit a Fund’s ability to trade when it would be otherwise attractive to do so. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a Fund. The withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

The Bond Connect program is a new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Bond Connect program are uncertain, and they may have a detrimental effect on a Fund’s investments and returns.